Provisions - Summary of Changes in Provisions (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of Provisions [line items]
Reversed during the year	$ 10.4
Evinrude [member]
Disclosure of Provisions [line items]
Provision for sales programs	31.9
Other Provision [member]
Disclosure of Provisions [line items]
Reversed during the year	4.3
Other Provision [member] | Patent infringement litigation cases [member]
Disclosure of Provisions [line items]
Reversed during the year	$ 4.0	$ 40.5